Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of DPAC And VOBA Balances to Changes in Expected Long Term Equity Growth Rate Explanatory (Detail) - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United States [member]
Sensitivity Analysis Of DPAC And VOBA Balances To Changes In Expected Long Term Equity Growth RateTable [Line Items]
1% decrease in the expectected long-term equity growth rate	€ (95)	€ (108)